Standby Letters of Credits by Investment Grade (Detail) (Standby letters of credit)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment grade
Concentration Risk [Line Items]
Concentration risk	93.00%	91.00%
Noninvestment grade
Concentration Risk [Line Items]
Concentration risk	7.00%	9.00%